Goodwill - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended				12 Months Ended
	Jun. 30, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Cost [Member]	Dec. 31, 2012 Cost [Member]	Dec. 31, 2013 Accumulated Goodwill Impairment [Member]	Dec. 31, 2011 Accumulated Goodwill Impairment [Member]	Dec. 31, 2013 Carrying Amount [Member]	Dec. 31, 2012 Carrying Amount [Member]
Goodwill [Roll Forward]
Goodwill cost, beginning balance					$ 98.1	$ 97.8
Goodwill, Accumulated Impairment, beginning balance							(1.5)	(1.5)
Impairment charge	(6.8)						(6.8)		(6.8)
Changes in purchase price allocation					2.0				2.0
Goodwill, Accumulated Impairment, ending balance							(8.3)	(1.5)
Goodwill, carrying amount, beginning balance		91.6	91.6	96.6					96.6	96.3
Acquisitions						0.2				0.2
Changes due to foreign currency translation					(0.2)	0.1			(0.2)	0.1
Goodwill, carrying amount, ending balance	0	91.6	91.6	96.6					91.6	96.6
Goodwill cost, ending balance					$ 99.9	$ 98.1